Leases	12 Months Ended
Dec. 31, 2021
Disclosure Of Leases [Abstract]
Leases
24. Leases
Group as a lessee
The Group has lease contracts for various items of property, plant and equipment. Leases of a building and music education equipment generally have lease terms between 3 and 5 years.
The Group also has certain leases with lease terms of 12 months or less and leases of low-value assets. The Group applies recognition exemptions for “short-term leases” and “leases of low-value assets” for these leases.
Set out below are the carrying amounts of
right-of-use
assets recognised and the movements during the years:

	Building	Music education equipment	Total
	RMB’000	RMB’000	RMB’000
At January 1, 2020	2,569	8,159	10,728
Additions	1,286	4,396	5,682
Acquisition from business combinations (Note 8)	2,988	—	2,988
Depreciation charge	(2,525)	(1,955)	(4,480)

At December 31, 2020	4,318	10,600	14,918
Additions	2,259	475	2,734
Depreciation charge	(3,443)	(696)	(4,139)
Lease termination	(74)	(10,379)	(10,453)

As December 31, 2021	3,060	—	3,060

Set out below are the carrying amounts of lease liabilities and the movements during the years:

	2021	2020
	RMB’000	RMB’000
At January 1	17,490	14,713
Additions	2,734	5,682
Accretion of interest	1,082	2,561
Covid-19-related rent concessions from a lessor	—	(778)
Lease termination	(14,379)	—
Payments	(3,648)	(4,688)

At December 31	3,279	17,490

Current	2,486	7,660
Non-current	793	9,830

	2021	2020	2019
	RMB’000	RMB’000	RMB’000
Depreciation expense of right-of-use assets	4,139	4,480	1,618
Interest expense on lease liabilities	1,082	2,561	613
Covid-19-related rent concessions from a lessor	—	(778)	—
Expense relating to short term leases and leases of low-value assets included in administrative expenses	1,604	775	112

Total amount recognised in profit or loss	6,825	7,038	2,343

The total cash outflow for leases included in the statements of cash flows is as follows:

	2021	2020	2019
	RMB’000	RMB’000	RMB’000
Total cash outflow for leases	5,252	5,463	2,672
Group as a lessor
The Group entered into
sub-lease
agreements on its office. These leases have terms of
three and a half years
, which are equal to the lease term of the head lease.
Future minimum rentals receivable under
non-cancellable
finance leases as at each of the reporting dates are as follows:

	December 31, 2021	December 31, 2020
	RMB’000	RMB’000
Amounts receivable:
Within one year	357	219
After one year but within two years	—	219
After two years but within five years	—	—

Total future undiscounted minimum rentals receivable	357	438
Unearned finance income	(2)	(25)

Net investments in subleases	355	413

Current	355	211
Non-current	—	202